Related and Interested Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Benefits to key management personnel

For the year ended December 31
2021	2020
$ millions	$ millions

Short-term benefits	12	9
Post-employment benefits	1	1
Share-based payments	5	7
Total *	18	17
* To interested parties employed by the Company	3	3
* To interested parties not employed by the Company	1	2

Transactions with related and interested parties

For the year ended December 31
2021	2020	2019
$ millions	$ millions	$ millions

Sales	7	3	4
Cost of sales	6	3	8
Selling, transport and marketing expenses	13	7	10
Financing expenses (income), net	(2)	(1)	(1)
General and administrative expenses	1	1	1
Management fees to the parent company	1	1	1

Balances with interested parties
As of December 31
2021	2020
$ millions	$ millions

Other current assets	40	35

Other current liabilities	4	2